UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2474
                                  ----------------------------------------------

                           Midas Dollar Reserves, Inc.
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               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                           Midas Dollar Reserves, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      3/31/05
                         --------------------

Item 1. Schedule of Investments

March 31, 2005 (Unaudited)

                                                                             Principal
                                                                              Amount            Value
                                                                             ----------     --------------
U.S. Government Agencies - 100.27%
Federal Home Loan Bank, 4/12/2005                                            $ 950,000          $ 949,196
Federal Home Loan Bank, 4/20/2005                                              975,000            973,610
Federal National Mortgage Association, 8/03/2005                             1,025,000          1,014,373
Federal National Mortgage Association, 5/02/2005                             1,050,000          1,047,654
Federal National Mortgage Association, 4/27/2005                             1,190,000          1,187,777
Federal National Mortgage Association, 7/05/2005                               830,000            823,714
Federal National Mortgage Association, 4/01/2005                             1,000,000          1,000,000
Federal National Mortgage Association, 6/06/2005                               780,000            775,989
Federal National Mortgage Association, 6/27/2005                               850,000            844,177
Federal National Mortgage Association, 6/22/2005                               655,000            650,456
Federal National Mortgage Association, 5/10/2005                               875,000            872,479
Federal National Mortgage Association, 5/23/2005                               900,000            896,435
Federal National Mortgage Association, 5/18/2005                               900,000            896,856
Freddie Mac, 6/13/2005                                                         925,000            919,785
Freddie Mac, 5/31/2005                                                         600,000            597,200
Freddie Mac, 6/17/2005                                                         650,000            646,010
Freddie Mac, 4/04/2005                                                         930,000            929,767
                                                                                            --------------

TOTAL U.S. GOVERNMENT AGENCIES (Cost $15,025,478)                                              15,025,478
                                                                                            --------------

TOTAL INVESTMENTS (Cost $15,025,478) - 100.27%                                               $ 15,025,478
                                                                                            --------------

Liabilities in excess of cash and other assets - (0.27)%                                          (40,500)
                                                                                            --------------

TOTAL NET ASSETS - 100.00%                                                                   $ 14,984,978
                                                                                            ==============


Tax Related
Unrealized appreciation                                                                      $          -
Unrealized depreciation                                                                                 -
                                                                                            --------------
                                                                                            --------------
Net unrealized appreciation                                                                  $          -
                                                                                            ==============

Aggregate cost of securities for income tax purposes                                         $ 15,025,478
                                                                                            ==============

This schedule of investments provides information about the Fund's portfolio holdings as of the date on the schedule. It is unaudited, and the Fund assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the Fund's most recent annual or semiannual shareholder report.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS DOLLAR RESERVES, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: May 31, 2005

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)